UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin California Intermediate-Term Tax-Free Income Fund
Class A [FCCQX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$38	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,346,083,194
Total Number of Portfolio Holdings*	495
Portfolio Turnover Rate	7.62%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	1152-STSR-0225

Franklin California Intermediate-Term Tax-Free Income Fund
Class A1 [FKCIX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$30	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,346,083,194
Total Number of Portfolio Holdings*	495
Portfolio Turnover Rate	7.62%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	152-STSR-0225

Franklin California Intermediate-Term Tax-Free Income Fund
Class C [FCCIX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$58	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,346,083,194
Total Number of Portfolio Holdings*	495
Portfolio Turnover Rate	7.62%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	252-STSR-0225

Franklin California Intermediate-Term Tax-Free Income Fund
Class R6 [FCCRX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$23	0.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,346,083,194
Total Number of Portfolio Holdings*	495
Portfolio Turnover Rate	7.62%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	8152-STSR-0225

Franklin California Intermediate-Term Tax-Free Income Fund
Advisor Class [FRCZX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$25	0.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,346,083,194
Total Number of Portfolio Holdings*	495
Portfolio Turnover Rate	7.62%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	653-STSR-0225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
California
Intermediate-Term
Tax-Free Income
Fund
Financial Statements and Other Important Information
Semi-Annual | December 31, 2024

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 21
Notes to Financial Statements 25
Changes In and Disagreements with Accountants 33
Results of Meeting(s) of Shareholders 33
Remuneration Paid to Directors, Officers and Others 33
Board Approval of Management and Subadvisory Agreements 33

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2024
(unaudited)
Year Ended June 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.97 $10.94 $10.98 $12.16 $12.09 $12.05
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.32 0.29 0.24 0.25 0.27
Net realized and unrealized gains (losses) (0.01) 0.03 (0.04) (1.18) 0.07 0.04
Total from investment operations ........ 0.15 0.35 0.25 (0.94) 0.32 0.31
Less distributions from:
Net investment income .............. (0.16) (0.32) (0.29) (0.24) (0.25) (0.27)
Net asset value, end of period .......... $10.96 $10.97 $10.94 $10.98 $12.16 $12.09
Total return
c
....................... 1.40% 3.22% 2.28% (7.84)% 2.68% 2.63%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.80% 0.82% 0.81% 0.81% 0.79% 0.81%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.74% 0.74% 0.74% 0.74% 0.74% 0.74%
Net investment income ............... 2.94% 2.92% 2.66% 2.05% 2.05% 2.26%
Supplemental data
Net assets, end of period (000’s) ........ $395,045 $374,818 $364,175 $339,459 $365,239 $226,216
Portfolio turnover rate ................ 7.62% 16.05% 18.50% 29.01% 9.20% 18.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2024
(unaudited)
Year Ended June 30,
2024 2023 2022 2021 2020
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.96 $10.94 $10.98 $12.15 $12.08 $12.04
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.33 0.31 0.26 0.27 0.29
Net realized and unrealized gains (losses) (—)
c
0.02 (0.05) (1.17) 0.07 0.04
Total from investment operations ........ 0.17 0.35 0.26 (0.91) 0.34 0.33
Less distributions from:
Net investment income .............. (0.17) (0.33) (0.30) (0.26) (0.27) (0.29)
Net asset value, end of period .......... $10.96 $10.96 $10.94 $10.98 $12.15 $12.08
Total return
d
....................... 1.57% 3.28% 2.44% (7.62)% 2.84% 2.79%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.65% 0.67% 0.66% 0.66% 0.65% 0.66%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.59% 0.59% 0.59% 0.59% 0.59% 0.59%
Net investment income ............... 3.09% 3.06% 2.80% 2.20% 2.22% 2.42%
Supplemental data
Net assets, end of period (000’s) ........ $312,032 $348,839 $418,383 $515,347 $668,093 $710,743
Portfolio turnover rate ................ 7.62% 16.05% 18.50% 29.01% 9.20% 18.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2024
(unaudited)
Year Ended June 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.01 $10.98 $11.02 $12.20 $12.13 $12.09
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.27 0.25 0.19 0.20 0.23
Net realized and unrealized gains (losses) (0.01) 0.03 (0.05) (1.18) 0.07 0.04
Total from investment operations ........ 0.13 0.30 0.20 (0.99) 0.27 0.27
Less distributions from:
Net investment income .............. (0.14) (0.27) (0.24) (0.19) (0.20) (0.23)
Net asset value, end of period .......... $11.00 $11.01 $10.98 $11.02 $12.20 $12.13
Total return
c
....................... 1.19% 2.80% 1.86% (8.18)% 2.26% 2.22%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.20% 1.21% 1.21% 1.20% 1.20% 1.21%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.14% 1.14% 1.14% 1.14% 1.14% 1.14%
Net investment income ............... 2.52% 2.49% 2.24% 1.63% 1.66% 1.87%
Supplemental data
Net assets, end of period (000’s) ........ $23,961 $27,535 $40,150 $54,420 $101,559 $139,835
Portfolio turnover rate ................ 7.62% 16.05% 18.50% 29.01% 9.20% 18.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2024
(unaudited)
Year Ended June 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.99 $10.97 $11.01 $12.18 $12.12 $12.07
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.35 0.32 0.28 0.28 0.31
Net realized and unrealized gains (losses) (0.01) 0.02 (0.04) (1.18) 0.07 0.05
Total from investment operations ........ 0.17 0.37 0.28 (0.90) 0.35 0.36
Less distributions from:
Net investment income .............. (0.18) (0.35) (0.32) (0.27) (0.29) (0.31)
Net asset value, end of period .......... $10.98 $10.99 $10.97 $11.01 $12.18 $12.12
Total return
c
....................... 1.55% 3.40% 2.56% (7.48)% 2.88% 3.00%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.51% 0.52% 0.53% 0.52% 0.51% 0.53%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.46% 0.46% 0.46% 0.46% 0.45% 0.46%
Net investment income ............... 3.22% 3.20% 2.95% 2.35% 2.33% 2.55%
Supplemental data
Net assets, end of period (000’s) ........ $69,123 $58,357 $50,131 $36,294 $28,080 $19,007
Portfolio turnover rate ................ 7.62% 16.05% 18.50% 29.01% 9.20% 18.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2024
(unaudited)
Year Ended June 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.99 $10.97 $11.01 $12.18 $12.12 $12.08
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.35 0.32 0.27 0.28 0.30
Net realized and unrealized gains (losses) (—)
c
0.01 (0.05) (1.17) 0.06 0.04
Total from investment operations ........ 0.18 0.36 0.27 (0.90) 0.34 0.34
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.31) (0.27) (0.28) (0.30)
Net asset value, end of period .......... $10.99 $10.99 $10.97 $11.01 $12.18 $12.12
Total return
d
....................... 1.62% 3.37% 2.53% (7.51)% 2.85% 2.89%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.57% 0.56% 0.56% 0.55% 0.56%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.49% 0.49% 0.49% 0.49% 0.49% 0.49%
Net investment income ............... 3.18% 3.16% 2.89% 2.30% 2.31% 2.52%
Supplemental data
Net assets, end of period (000’s) ........ $545,922 $542,009 $516,585 $613,805 $716,600 $637,015
Portfolio turnover rate ................ 7.62% 16.05% 18.50% 29.01% 9.20% 18.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Schedule of Investments (unaudited), December 31, 2024
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.6%
Arizona 0.7%
a
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... $ 9,340,000 $ 9,527,186
California 96.1%
Align Affordable Housing Bond Fund LP ,
a
Breezewood 2019 LP , Revenue , 144A, 2020-3 TR , A , 2.625% , 8/01/25 .......... 14,300,000 14,135,261
Parkwood Apartments , 2021-1 , 2.25% , 8/01/31 ........................... 11,250,000 10,304,100
Beaumont Unified School District ,
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 300,000 315,585
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,295,000 1,343,881
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 660,000 680,040
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 725,000 741,422
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 402,483
b
California Community Choice Financing Authority ,
Revenue , 2021 A , Mandatory Put , 4% , 12/01/27 ........................... 13,200,000 13,222,717
Revenue , 2021 B-1 , Mandatory Put , 4% , 8/01/31 .......................... 9,150,000 9,146,663
Revenue , 2022 A-1 , Mandatory Put , 4% , 8/01/28 .......................... 20,000,000 20,076,092
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 16,850,000 17,782,528
Revenue , 2024 C , Mandatory Put , 5% , 10/01/32 ........................... 22,990,000 24,379,557
Revenue , 2024 D , Mandatory Put , 5% , 9/01/32 ........................... 15,000,000 16,133,054
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/32 ............ 1,750,000 1,829,388
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/33 ............ 600,000 625,776
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/35 ............ 3,040,000 3,153,598
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/37 ............ 1,600,000 1,654,059
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/38 ............ 1,320,000 1,362,265
a
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,415,000 3,056,619
California County Tobacco Securitization Agency ,
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/35 .................................................... 1,505,000 1,518,976
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/37 .................................................... 1,075,000 1,077,047
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/39 .................................................... 1,300,000 1,277,498
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
5% , 6/01/30 .................................................... 315,000 336,764
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
5% , 6/01/31 .................................................... 300,000 322,019
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/34 .................................................... 420,000 425,245
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 5% , 6/01/30 .. 425,000 454,364
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 5% , 6/01/31 .. 225,000 241,514
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/34 .. 365,000 369,558
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/32 ................ 275,000 294,260
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/33 ................ 545,000 580,040
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/36 ................ 595,000 623,904
Leland Stanford Junior University (The) , Revenue , U-6 , 5% , 5/01/45 ............ 1,135,000 1,360,042
Leland Stanford Junior University (The) , Revenue , V-1 , 5% , 5/01/49 ............ 9,915,000 11,892,687
Leland Stanford Junior University (The) , Revenue , V-2 , Refunding , 5% , 4/01/51 ... 9,500,000 11,422,658
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/29 ............. 1,020,000 1,059,641
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/32 ............. 1,235,000 1,278,452

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/33 ............. $ 1,000,000 $ 1,033,555
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/34 ............. 1,750,000 1,805,460
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/35 ............. 1,500,000 1,545,558
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/36 ............. 2,000,000 2,058,418
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/37 ............. 2,000,000 2,056,694
Pomona College , Revenue , 2005 A , Zero Cpn., 7/01/30 ..................... 3,005,000 2,526,667
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/36 ...... 750,000 797,718
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/37 ...... 725,000 768,078
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/38 ...... 1,025,000 1,081,871
St. Mary's College of California , Revenue , 2023 A , Refunding , 5.25% , 10/01/44 ... 4,450,000 4,667,205
University of San Francisco , Revenue , 2018 A , 5% , 10/01/37 ................. 1,365,000 1,440,619
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/26 .. 540,000 548,999
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/28 .. 615,000 636,549
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/30 .. 250,000 262,004
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/35 .. 450,000 464,175
California Health Facilities Financing Authority ,
Cedars-Sinai Medical Center Obligated Group , Revenue , 2015 , Refunding , 5% ,
11/15/30 ....................................................... 3,000,000 3,044,357
Cedars-Sinai Medical Center Obligated Group , Revenue , 2016 A , Refunding , 5% ,
8/15/31 ........................................................ 3,500,000 3,606,324
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/36 ........................................................ 2,045,000 2,091,231
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/37 ........................................................ 2,530,000 2,583,774
CommonSpirit Health Obligated Group , Revenue , 2024 A , 5% , 12/01/54 ......... 7,835,000 8,361,542
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/28 ....................... 2,100,000 2,191,562
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/29 ....................... 2,460,000 2,563,807
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/30 ....................... 1,250,000 1,300,804
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/31 ....................... 1,200,000 1,247,766
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 7,000,000 8,128,795
Marshall Medical Center , Revenue , 2015 , Refunding , California Mortgage Insured ,
5% , 11/01/33 ................................................... 1,000,000 1,001,023
California Housing Finance Agency ,
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 4,801,309 4,797,830
Lakeside Drive Senior Housing LP , Revenue , 2019 N , FNMA Insured , 2.35% ,
12/01/35 ....................................................... 9,076,184 7,577,461
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group , Revenue , 2020 A ,
5% , 11/01/30 ................................................... 7,260,000 8,104,120
Infrastructure State Revolving Fund (The) , Revenue , 2015 A , Pre-Refunded , 5% ,
10/01/32 ....................................................... 2,915,000 2,963,305
California Municipal Finance Authority ,
a,b
Revenue , 144A, 2009 A , Mandatory Put , 1.3% , 2/03/25 ..................... 1,800,000 1,795,657
Revenue , 2024 , Refunding , 4% , 12/01/43 ................................ 2,000,000 1,935,272
ACI Royal York, Inc. , Revenue , 2020 A , 3.125% , 2/15/33 .................... 620,000 566,100
Aldersly , Revenue , 2023 B-1 , Refunding , California Mortgage Insured , 4% , 11/15/28 595,000 595,228
California Home for the Aged, Inc. (The) , Revenue , 2018 , California Mortgage
Insured , 5% , 5/15/36 .............................................. 1,000,000 1,049,737
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/32 ................. 120,000 120,260
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/33 ................. 120,000 119,734
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/34 ................. 155,000 153,642
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/35 ................. 160,000 157,702
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/36 ................. 185,000 181,330
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/37 ................. 170,000 165,009

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Caritas Corp. CMFA Mobile Home Park Financing , Revenue , 2021 B , Refunding , 3% ,
8/15/31 ........................................................ $ 95,000 $ 90,128
Caritas Corp. CMFA Mobile Home Park Financing , Revenue , 2021 B , Refunding , 4% ,
8/15/41 ........................................................ 590,000 556,479
Caritas Corp. CMFA Mobile Home Park Financing , Revenue , 2021 B , Refunding , 4% ,
8/15/56 ........................................................ 540,000 462,936
a
Century CityView LP , Revenue , 144A, 2021 A , 4% , 11/01/36 .................. 8,125,000 7,681,469
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/30 ........................ 3,635,000 3,880,763
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/32 ........................ 1,000,000 1,062,711
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/35 ........................ 1,430,000 1,507,153
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/36 ........................ 1,260,000 1,324,421
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/38 ........................ 1,500,000 1,569,449
Community Hospitals of Central California Obligated Group , Revenue , 2015 A , Pre-
Refunded , 5% , 2/01/26 ............................................ 2,010,000 2,013,208
Community Hospitals of Central California Obligated Group , Revenue , 2015 A , Pre-
Refunded , 5% , 2/01/28 ............................................ 1,500,000 1,502,394
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/25 ............................................ 2,000,000 2,001,549
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/26 ............................................ 2,010,000 2,033,144
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/29 ............................................ 6,270,000 6,433,693
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/30 ............................................ 4,680,000 4,793,162
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/32 ............................................ 3,300,000 3,375,376
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/33 ............................................ 7,440,000 7,600,877
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/34 ............................................ 5,000,000 5,100,818
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/36 ............................................ 2,295,000 2,335,554
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/37 ............................................ 2,000,000 2,033,880
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/26 .................... 250,000 250,473
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/27 .................... 350,000 352,682
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/28 .................... 250,000 252,679
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/29 .................... 350,000 354,157
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/30 .................... 400,000 404,813
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/31 .................... 350,000 354,016
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/32 .................... 250,000 251,876
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/33 .................... 300,000 301,112
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/34 .................... 300,000 300,271
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/35 .................... 400,000 398,537
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/26 .... 210,000 212,114
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/27 .... 110,000 112,052
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/28 .... 115,000 118,125
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/29 .... 240,000 248,257
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/30 .... 125,000 123,835
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/31 .... 265,000 262,167
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/32 .... 280,000 276,638
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/26 ............. 1,085,000 1,098,322
a
IH Lakes Concord LLC , Revenue , 144A, 2022 A-1 , 4.375% , 12/01/32 ........... 15,000,000 14,487,946
a
IH Lakes Concord LLC , Revenue , 144A, 2022 A-2 , 6.75% , 12/01/32 ............ 930,000 879,185
Inland Christian Home, Inc. , Revenue , 2020 , California Mortgage Insured , 4% ,
12/01/30 ....................................................... 775,000 790,252
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/32 ... 6,625,000 6,663,511

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ $ 5,800,000 $ 5,096,496
Integrity Housing Obligated Group , Revenue , 2022 A-2 , 6.25% , 12/01/32 ........ 3,105,000 2,776,755
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 6/30/25 1,250,000 1,255,641
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/34 3,000,000 3,082,675
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/35 5,500,000 5,641,552
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/36 10,570,000 10,826,024
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/37 2,930,000 2,995,348
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/38 7,600,000 7,757,062
a
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5% , 7/01/35 3,960,000 4,182,065
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/25 .... 1,000,000 1,005,457
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/26 .... 900,000 910,269
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/27 .... 1,300,000 1,315,490
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/28 .... 1,400,000 1,416,384
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/29 .. 1,000,000 1,015,766
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/30 .... 1,350,000 1,365,140
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/31 .. 1,250,000 1,268,789
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/41 .. 4,620,000 4,645,377
Northern California Retired Officers Community , Revenue , 2016 , Refunding ,
California Mortgage Insured , 5% , 1/01/37 .............................. 1,310,000 1,354,067
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/27 ....................................................... 100,000 104,519
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/28 ....................................................... 250,000 264,936
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/29 ....................................................... 250,000 268,347
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/30 ....................................................... 210,000 228,175
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/31 ....................................................... 435,000 477,562
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/33 ....................................................... 1,200,000 1,315,921
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5.25% ,
11/01/34 ....................................................... 1,430,000 1,586,134
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5.25% ,
11/01/35 ....................................................... 1,200,000 1,326,139
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5.25% ,
11/01/36 ....................................................... 1,550,000 1,707,623
Pilgrim Place in Claremont , Revenue , 2016 A , Refunding , California Mortgage
Insured , 5% , 5/15/31 .............................................. 2,750,000 2,880,767
System Management Group , Revenue , 2019 A , 5% , 4/01/35 ................. 1,780,000 1,893,199
System Management Group , Revenue , 2019 A , 5% , 4/01/37 ................. 2,945,000 3,119,977
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/31 ............. 1,000,000 1,035,373
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/32 ............. 1,000,000 1,034,500
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/33 ............. 1,010,000 1,043,751
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/35 ............. 1,440,000 1,484,215
a
California Pollution Control Financing Authority ,
Poseidon Resources Channelside LP , Revenue , 144A, 2019 , Refunding , 5% , 7/01/29 4,350,000 4,492,203
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/26 ....... 2,680,000 2,728,332
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/27 ....... 4,170,000 4,296,166
b
California Public Finance Authority , Henry Mayo Newhall Hospital Obligated Group ,
Revenue , 2021 B , Mandatory Put , 4% , 10/15/31 ........................... 690,000 670,865
a
California School Finance Authority ,
Aspire Public Schools Obligated Group , Revenue , 144A, 2022 A , 5% , 8/01/32 .... 640,000 663,235
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5% , 6/01/33 ............................................ 1,655,000 1,716,645

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
a
California School Finance Authority, (continued)
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 4% ,
10/01/27 ....................................................... $ 390,000 $ 389,737
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/32 ....................................................... 1,455,000 1,520,086
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/26 . 300,000 304,677
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/27 . 320,000 329,920
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
8/01/32 ........................................................ 690,000 718,517
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding ,
5.375% , 8/01/42 ................................................. 1,500,000 1,590,411
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5% , 6/01/33 300,000 316,432
California State Public Works Board , State of California , Revenue , 2021 A , Refunding ,
5% , 2/01/31 ...................................................... 2,175,000 2,429,541
California State University ,
Revenue , 2016 A , Refunding , 5% , 11/01/29 .............................. 16,000,000 16,449,389
Revenue , 2016 A , Refunding , 5% , 11/01/30 .............................. 5,000,000 5,137,697
California Statewide Communities Development Authority ,
Special Tax , 2023 A , 5% , 9/01/36 ...................................... 460,000 484,533
Special Tax , 2023 A , 5% , 9/01/43 ...................................... 215,000 224,304
Aldersly Obligated Group , Revenue , 2015 A , ETM, 4.5% , 5/15/25 .............. 215,000 216,120
Community Facilities District No. 2020-02 Improvement Area No. 2 , Special Tax ,
2022 , 5.125% , 9/01/42 ............................................ 500,000 528,011
Community Facilities District No. 2021-1 , Special Tax , 2023 , 4.75% , 9/01/38 ...... 500,000 520,167
Community Facilities District No. 2022-10 , Special Tax , 2023 , 5.25% , 9/01/43 ..... 650,000 691,177
Hebrew Home for Aged Disabled , Revenue , 2016 , California Mortgage Insured , 5% ,
11/01/36 ....................................................... 9,000,000 9,266,655
Carson Public Financing Authority , City of Carson Reassessment District No. 2001-1 ,
Revenue , 2019 , Refunding , 5% , 9/02/31 ................................. 1,000,000 1,073,850
Cerritos Community College District , GO , 2012 D , Zero Cpn., 8/01/36 ............
6,130,000 4,060,526
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5% , 9/01/30 ...................................... 1,280,000 1,377,079
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.5% , 9/01/31 .................................... 725,000 748,678
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.625% , 9/01/32 ................................... 755,000 787,558
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.75% , 9/01/34 ................................... 1,620,000 1,694,624
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/38 ........ 1,090,000 1,158,476
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.375% , 9/01/43 ..... 1,000,000 1,074,526
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.5% , 9/01/48 ....... 1,200,000 1,288,282
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.625% , 9/01/53 ..... 375,000 403,174
City & County of San Francisco ,
GO , 2021 B-1 , 4% , 6/15/37 .......................................... 2,000,000 2,050,192
GO , 2021 C-1 , 4% , 6/15/36 .......................................... 1,140,000 1,173,724
a
District No. 2020-1 Development , Special Tax , 144A, 2023 A , 5.25% , 9/01/38 ..... 875,000 943,922
a
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5% , 9/01/33 ............. 955,000 992,217
a
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5.5% , 9/01/43 ........... 1,060,000 1,145,289
a
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5% , 9/01/33 . 525,000 545,539
a
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.25% , 9/01/38 880,000 949,315
a
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.5% , 9/01/43 1,005,000 1,085,864
City of Chula Vista , Community Facilities District No. 16-1 Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................. 1,500,000 1,381,452
City of Clovis , Sewer , Revenue , 2013 , Refunding , BAM Insured , 5% , 8/01/28 .......
1,200,000 1,201,649

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5% , 9/01/37 .................................................... $ 955,000 $ 1,009,946
Community Facilities District No. 2015-1 Improvement Area No. 5 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 785,000 829,469
City of Fontana ,
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/32 ........... 250,000 251,044
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/36 ........... 550,000 543,340
Community Facilities District No. 87 , Special Tax , 2021 , 4% , 9/01/41 ........... 400,000 388,203
City of Irvine , Reassessment District No. 15-2 , 1915 Act, Special Assessment ,
Refunding , 5% , 9/02/25 ............................................. 1,000,000 1,011,337
City of Lake Elsinore , Community Facilities District No. 2006-1 Improvement Area KK ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 400,000 367,355
City of Lincoln , Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% ,
9/01/37 ......................................................... 1,215,000 1,284,905
City of Long Beach ,
Harbor , Revenue , 2019 A , 5% , 5/15/38 .................................. 2,000,000 2,150,851
Marina System , Revenue , 2015 , 5% , 5/15/27 ............................. 1,285,000 1,290,920
Marina System , Revenue , 2015 , 5% , 5/15/32 ............................. 1,250,000 1,255,241
City of Los Angeles ,
Revenue , 2018 C , 5% , 5/15/35 ........................................ 5,800,000 5,962,523
Department of Airports , Revenue , 2017 A , 5% , 5/15/31 ...................... 2,815,000 2,896,062
Department of Airports , Revenue , 2018 B , Refunding , 5% , 5/15/32 ............. 3,325,000 3,454,829
Department of Airports , Revenue , 2019 D , 5% , 5/15/31 ..................... 2,685,000 2,812,894
Department of Airports , Revenue , 2019 D , 5% , 5/15/36 ..................... 2,500,000 2,589,790
Department of Airports , Revenue , 2019 F , 5% , 5/15/37 ...................... 5,715,000 5,960,648
Department of Airports , Revenue , 2019 F , 5% , 5/15/38 ...................... 4,500,000 4,683,213
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/32 ............. 3,205,000 3,536,978
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/33 ............. 3,000,000 3,304,171
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/35 ............. 2,115,000 2,319,748
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/37 ............. 7,380,000 8,061,694
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/40 ............. 5,485,000 5,944,710
Department of Airports , Revenue , 2022 C , Refunding , 4% , 5/15/39 ............. 2,800,000 2,766,620
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/36 .......... 1,325,000 1,472,877
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/37 .......... 9,960,000 11,038,982
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/38 .......... 1,080,000 1,193,161
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/40 .......... 580,000 635,421
City of Menifee ,
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/43 ...... 240,000 250,805
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/48 ...... 325,000 335,719
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/53 ...... 750,000 770,884
City of Newport Beach ,
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2% , 9/02/34 . 230,000 178,897
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2.125% ,
9/02/35 ........................................................ 235,000 180,671
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2.125% ,
9/02/36 ........................................................ 240,000 180,236
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/25 . 150,000 151,156
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/26 . 220,000 223,602
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/27 . 250,000 255,156
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/28 . 250,000 255,105
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/29 . 275,000 280,404
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/30 . 225,000 229,558
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/31 . 260,000 264,755
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/32 . 280,000 284,682
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/33 . 225,000 227,035

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Newport Beach, (continued)
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4.125% ,
9/02/38 ........................................................ $ 625,000 $ 623,380
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 5% , 9/02/43 . 725,000 763,326
City of Ontario , Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/37 .
350,000 369,902
City of Palm Desert ,
Section 29 Assessment District No. 2004-02 , 1915 Act, Special Assessment , 2021 ,
Refunding , 4% , 9/02/26 ............................................ 385,000 386,688
Section 29 Assessment District No. 2004-02 , 1915 Act, Special Assessment , 2021 ,
Refunding , 4% , 9/02/31 ............................................ 700,000 702,518
Section 29 Assessment District No. 2004-02 , 1915 Act, Special Assessment , 2021 ,
Refunding , 4% , 9/02/37 ............................................ 1,030,000 1,003,307
City of Palo Alto ,
University Avenue Off-Street Parking Assessment District , 1915 Act, Special
Assessment , 2012 , Refunding , 5% , 9/02/28 ............................ 895,000 897,877
University Avenue Off-Street Parking Assessment District , 1915 Act, Special
Assessment , 2012 , Refunding , 5% , 9/02/29 ............................ 1,155,000 1,158,640
City of Pasadena , Water , Revenue , 2020 A , Refunding , 5% , 6/01/38 .............
1,480,000 1,622,141
City of Rancho Cordova , Arista Del Sol Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5% , 9/01/38 .................... 250,000 264,499
City of Rialto , Community Facilities District No. 2020-1 , Special Tax , 2023 , 5% , 9/01/38
1,445,000 1,528,224
City of Riverside ,
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/28 ......................... 3,870,000 3,914,002
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/29 ......................... 4,670,000 4,721,290
Water , Revenue , 2019 A , Refunding , 5% , 10/01/37 ......................... 7,295,000 7,838,941
City of Sacramento ,
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/26 .................................................... 615,000 620,108
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/28 .................................................... 1,220,000 1,230,873
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/29 .................................................... 1,555,000 1,568,482
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/30 .................................................... 1,045,000 1,054,594
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/31 .................................................... 1,800,000 1,814,913
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/34 .................... 1,485,000 1,579,021
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/35 .................... 2,000,000 2,124,002
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/37 .................... 2,250,000 2,385,811
City of Vernon , Electric System , Revenue , 2021 A , 5% , 10/01/26 ................
1,670,000 1,721,244
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,510,000 1,560,834
a
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 2,200,000 1,878,200
Compton Community Redevelopment Agency ,
Successor Agency , Tax Allocation , 2022 A , Refunding , AGMC Insured , 5% , 8/01/37 4,090,000 4,524,790
Successor Agency , Tax Allocation , 2022 A , Refunding , AGMC Insured , 5% , 8/01/42 3,115,000 3,337,879
Corona-Norco Unified School District , GO , 2011 E , 5.3% , 8/01/25 ...............
4,645,000 4,708,226
County of El Dorado ,
Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% , 9/01/38 ........ 500,000 528,797
Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 1,000,000 1,041,811
County of Sacramento ,
Airport System , Revenue , 2016 B , Refunding , 5% , 7/01/35 ................... 1,000,000 1,025,923
Airport System , Revenue , 2016 B , Refunding , 5% , 7/01/36 ................... 2,000,000 2,050,342
County of San Diego ,
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/37 ........................................................ 175,000 170,471

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
County of San Diego, (continued)
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/38 ........................................................ $ 375,000 $ 361,220
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/40 ........................................................ 115,000 109,450
Community Facilities District No. 2008-01 Area No. 2 , Special Tax , 2020 A , 4% ,
9/01/35 ........................................................ 50,000 48,927
a
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-1 , 3.35% ,
4/01/47 ........................................................ 9,800,000 7,962,573
Oceanaire Apartments , Revenue , 144A, 2021 A-1 , 3.2% , 9/01/46 .............. 7,500,000 5,579,627
Towne at Glendale Apartments , Revenue , 144A, 2022 B , 5% , 9/01/37 .......... 11,100,000 11,106,244
Del Mar Race Track Authority ,
Revenue , 2015 , Refunding , 5% , 10/01/28 ................................ 1,925,000 1,926,513
Revenue , 2015 , Refunding , 5% , 10/01/30 ................................ 1,125,000 1,125,606
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ...............
3,220,000 3,326,545
East Bay Municipal Utility District ,
Wastewater System , Revenue , 2014 A , Refunding , 5% , 6/01/27 ............... 1,500,000 1,584,723
Wastewater System , Revenue , 2014 A , Refunding , 5% , 6/01/29 ............... 1,000,000 1,099,254
Water System , Revenue , 2015 A , Refunding , 5% , 6/01/29 ................... 5,000,000 5,039,590
Eastern Municipal Water District , Community Facilities District No. 2019-86 , Special
Tax , 2023 , 5% , 9/01/43 ............................................. 1,085,000 1,131,953
El Dorado Irrigation District , Revenue , 2016 C , Pre-Refunded , 5% , 3/01/31 ........
2,500,000 2,565,009
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/30
1,130,000 1,141,264
Escondido Union High School District , GO , 2009 , AGMC Insured , Zero Cpn., 8/01/36
4,225,000 2,808,218
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 23,123,917 19,680,310
Foothill-De Anza Community College District , GO , 2015 , Refunding , 5% , 8/01/28 ....
2,500,000 2,531,609
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , 5.7% , 1/15/25 .............................. 2,500,000 2,502,213
Revenue , 2013 A , Refunding , 5.8% , 1/15/26 .............................. 3,760,000 3,866,114
Revenue , 2013 A , Refunding , 5.9% , 1/15/27 .............................. 6,395,000 6,757,513
Revenue , 2013 A , Refunding , AGMC Insured , 5.3% , 1/15/29 ................. 19,895,000 21,599,611
Revenue, Junior Lien , 2021 C , Refunding , 4% , 1/15/32 ..................... 300,000 310,901
Revenue, Junior Lien , 2021 C , Refunding , 4% , 1/15/33 ..................... 445,000 460,140
Golden State Tobacco Securitization Corp. , Revenue , 2018 A-1 , Pre-Refunded , 5% ,
6/01/35 ......................................................... 9,000,000 9,634,975
Imperial Irrigation District ,
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/33 ................... 1,000,000 1,087,649
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/34 ................... 1,100,000 1,190,791
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/37 ................... 3,885,000 4,174,322
Independent Cities Finance Authority ,
Augusta Communities LLC , Revenue , 2022 A , Refunding , 5.25% , 5/15/56 ....... 2,010,000 2,102,120
Millennium Housing LLC , Revenue , 2021 , Refunding , 3% , 5/15/41 ............. 1,395,000 1,177,760
Millennium Housing LLC , Revenue , 2022 , Refunding , 3.7% , 9/15/32 ............ 835,000 837,907
San Juan Mobile Estates , Revenue , 2015 , Refunding , 5% , 8/15/30 ............. 1,575,000 1,592,192
Irvine Unified School District ,
Special Tax , 2020 A , 4% , 9/01/28 ...................................... 1,130,000 1,142,179
Special Tax , 2020 A , 5% , 9/01/30 ...................................... 1,900,000 2,040,062
Special Tax , 2020 A , 5% , 9/01/31 ...................................... 1,830,000 1,947,854
Special Tax , 2020 A , 5% , 9/01/32 ...................................... 750,000 794,411
Special Tax , 2020 A , 4% , 9/01/33 ...................................... 2,095,000 2,098,572
Special Tax , 2020 A , 4% , 9/01/35 ...................................... 1,450,000 1,443,467
Special Tax , 2020 A , 4% , 9/01/36 ...................................... 2,625,000 2,595,605
Special Tax , 2020 A , 4% , 9/01/37 ...................................... 2,695,000 2,645,953
Special Tax , 2020 A , 4% , 9/01/39 ...................................... 2,890,000 2,762,804

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Irvine Unified School District, (continued)
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/29 ........ $ 185,000 $ 198,166
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/30 ........ 210,000 225,299
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/31 ........ 175,000 187,386
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/32 ........ 185,000 197,772
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/33 ........ 195,000 208,037
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/34 ........ 225,000 239,454
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/36 ........ 265,000 280,769
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/37 ........ 280,000 279,542
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/38 ........ 270,000 266,370
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/39 ........ 315,000 307,118
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/40 ........ 350,000 338,879
Jurupa Public Financing Authority ,
Special Tax , 2015 A , Refunding , 5% , 9/01/26 ............................. 1,855,000 1,880,186
Special Tax , 2015 A , Refunding , 5% , 9/01/27 ............................. 1,000,000 1,013,299
Special Tax , 2015 A , Refunding , 5% , 9/01/28 ............................. 1,025,000 1,038,706
Special Tax , 2015 A , Refunding , 5% , 9/01/29 ............................. 1,155,000 1,170,010
Special Tax , 2015 A , Refunding , 5% , 9/01/30 ............................. 1,510,000 1,529,501
Special Tax , 2015 A , Refunding , 5% , 9/01/31 ............................. 1,190,000 1,205,056
Special Tax , 2015 A , Refunding , 5% , 9/01/32 ............................. 2,505,000 2,535,220
Special Tax , 2015 A , Refunding , 5% , 9/01/33 ............................. 2,635,000 2,665,299
Special Tax , 2020 A , Refunding , BAM Insured , 4% , 9/01/32 .................. 700,000 726,338
Jurupa Unified School District , GO , 2019 C , 5.25% , 8/01/43 ...................
14,675,000 15,612,672
Lake Elsinore Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/30 .
4,970,000 5,006,175
Lake Elsinore Unified School District , Community Facilities District No. 2007-2 , Special
Tax , 2021 , 4% , 9/01/45 ............................................. 760,000 712,820
Lammersville Joint Unified School District , Community Facilities District No. 2002 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,622,969
Los Angeles County Metropolitan Transportation Authority ,
Sales Tax , Revenue , 2017 A , 5% , 7/01/39 ............................... 7,520,000 7,855,582
Sales Tax , Revenue , 2021 A , 4% , 6/01/35 ............................... 1,485,000 1,571,721
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/38 ...................... 1,910,000 2,134,474
Los Angeles Department of Water ,
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/40 ................... 7,000,000 7,634,198
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/41 ................... 3,535,000 3,842,578
Los Angeles Department of Water & Power ,
Power System , Revenue , 2016 B , 5% , 7/01/30 ............................ 3,000,000 3,060,026
Power System , Revenue , 2016 B , 5% , 7/01/31 ............................ 6,700,000 6,829,918
Power System , Revenue , 2017 B , Refunding , 5% , 7/01/34 ................... 23,350,000 24,228,581
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/39 ................... 2,860,000 3,129,641
Power System , Revenue , 2024 C , Refunding , 5% , 7/01/44 ................... 2,300,000 2,563,214
Power System , Revenue , 2024 C , Refunding , 5% , 7/01/45 ................... 3,350,000 3,717,457
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/37 ................... 10,450,000 10,621,180
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/34 ................... 2,500,000 2,668,783
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/38 ................... 4,500,000 4,765,848
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/33 ................... 1,410,000 1,571,106
Los Angeles Unified School District ,
GO , 2016 A , Refunding , 5% , 7/01/29 ................................... 5,000,000 5,048,339
GO , 2016 B , Refunding , 5% , 7/01/30 ................................... 30,000,000 30,952,641
GO , 2020 RYQ , 4% , 7/01/38 ......................................... 5,000,000 5,126,317
GO , 2024 A , Refunding , 5% , 7/01/26 ................................... 13,000,000 13,453,948
Menifee Union School District ,
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/36 .................................................... 500,000 496,231
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/41 .................................................... 800,000 774,546

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Menifee Union School District, (continued)
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/36 .................................................... $ 445,000 $ 444,101
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/46 .................................................... 875,000 819,575
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5% , 9/01/37 .................................................... 1,100,000 1,170,726
Menifee Union School District Public Financing Authority ,
Special Tax , 2016 A , Refunding , 5% , 9/01/25 ............................. 1,200,000 1,214,413
Special Tax , 2017 A , 5% , 9/01/25 ...................................... 1,405,000 1,423,454
Special Tax , 2017 A , 5% , 9/01/28 ...................................... 1,250,000 1,289,096
Special Tax , 2017 A , 5% , 9/01/30 ...................................... 1,550,000 1,598,247
Metropolitan Water District of Southern California , Revenue , 2020 C , Refunding , 5% ,
7/01/38 ......................................................... 12,500,000 13,777,658
Moreno Valley Unified School District ,
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/31 ........ 120,000 119,945
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/32 ........ 130,000 129,602
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/33 ........ 140,000 139,029
Community Facilities District No. 2016-1 , Special Tax , 2020 , 2.625% , 9/01/38 ..... 200,000 158,685
Mount San Antonio Community College District , GO , 2013 A , 5.875% , 8/01/28 ......
6,000,000 6,533,318
Orange County Community Facilities District ,
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5% , 8/15/38 ...... 1,360,000 1,458,562
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.25% , 8/15/43 .... 1,350,000 1,446,193
Orange Unified School District , GO , 2022 , 5% , 8/01/41 .......................
2,130,000 2,377,343
Oro Grande Elementary School District ,
COP , 2020 , Refunding , 4% , 9/15/29 .................................... 2,595,000 2,591,665
COP , 2020 , Refunding , 4% , 9/15/30 .................................... 2,700,000 2,690,170
COP , 2020 , Refunding , 4% , 9/15/31 .................................... 2,805,000 2,783,926
COP , 2020 , Refunding , 4% , 9/15/32 .................................... 1,600,000 1,582,374
Port of Oakland ,
Revenue , 2017 D , 5% , 11/01/28 ....................................... 2,195,000 2,280,205
Revenue , 2017 D , Pre-Refunded , 5% , 11/01/28 ........................... 55,000 58,096
Poway Unified School District ,
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 5% ,
9/01/32 ........................................................ 100,000 109,219
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/34 ........................................................ 500,000 512,876
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/36 ........................................................ 715,000 729,457
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/40 ........................................................ 965,000 974,218
Poway Unified School District Public Financing Authority ,
Special Tax , 2017 A , Refunding , 5% , 9/01/27 ............................. 1,375,000 1,425,250
Special Tax , 2017 A , Refunding , 5% , 9/01/30 ............................. 2,225,000 2,303,926
Riverside County Transportation Commission ,
Sales Tax , Revenue , 2017 B , Refunding , 4% , 6/01/36 ....................... 9,750,000 9,924,377
Sales Tax , Revenue , 2017 B , Refunding , 5% , 6/01/39 ....................... 5,000,000 5,229,866
Riverside Unified School District , Community Facilities District No. 33 , Special Tax ,
2021 , 4% , 9/01/45 ................................................. 375,000 346,869
a ,b
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , Mandatory Put , 5.67% , 8/01/34 5,000,000 4,853,600
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/27 ..................................... 1,035,000 1,070,370
Romoland School District ,
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/27 1,000,000 1,008,293
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/28 1,960,000 1,974,383
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/29 2,130,000 2,145,396
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/30 2,310,000 2,326,360

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Romoland School District, (continued)
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/31 $ 2,495,000 $ 2,512,402
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/32 2,690,000 2,709,308
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 250,000 266,268
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 440,000 461,953
Community Facilities District No. 91-1 , Special Tax , 2017 , Refunding , 5% , 9/01/36 . 1,130,000 1,160,486
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2021 ,
4% , 9/01/41 .................................................... 430,000 414,329
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2021 ,
4% , 9/01/46 .................................................... 1,300,000 1,202,315
Sacramento Municipal Utility District ,
Revenue , 2019 G , 5% , 8/15/38 ....................................... 2,695,000 2,905,631
Revenue , 2023 K , 5% , 8/15/39 ........................................ 1,000,000 1,135,403
San Diego County Regional Airport Authority ,
Revenue , 2019 A , Refunding , 5% , 7/01/35 ............................... 7,500,000 8,125,796
Revenue , 2019 A , Refunding , 5% , 7/01/39 ............................... 6,500,000 6,975,092
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,227,903
Revenue , 2021 B , 5% , 7/01/30 ........................................ 2,260,000 2,422,464
Revenue, Senior Lien , 2023 B , 5.25% , 7/01/38 ............................ 2,500,000 2,764,791
Revenue, Senior Lien , 2023 B , 5% , 7/01/39 .............................. 5,000,000 5,409,470
Revenue, Senior Lien , 2023 B , 5% , 7/01/40 .............................. 7,000,000 7,541,847
San Diego Unified School District , GO , 2019 L , 4% , 7/01/38 ...................
605,000 614,690
San Francisco Bay Area Rapid Transit District ,
GO , 2013 C , 5% , 8/01/27 ............................................ 2,640,000 2,657,709
GO , 2013 C , 5% , 8/01/28 ............................................ 3,500,000 3,523,449
GO , 2020 C-1 , 4% , 8/01/33 .......................................... 2,250,000 2,345,501
Sales Tax , Revenue , 2015 A , Refunding , 5% , 7/01/28 ....................... 2,510,000 2,534,852
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/36 ............................... 4,000,000 4,179,081
Revenue, Second Series , 2019 E , 5% , 5/01/35 ............................ 2,000,000 2,093,810
Revenue, Second Series , 2019 E , 5% , 5/01/37 ............................ 1,000,000 1,042,720
Revenue, Second Series , 2019 H , Refunding , 5% , 5/01/30 ................... 2,895,000 3,056,360
SFO Fuel Co. LLC , Revenue , 2019 A , Refunding , 5% , 1/01/35 ................ 1,000,000 1,044,309
SFO Fuel Co. LLC , Revenue , 2019 A , Refunding , 5% , 1/01/36 ................ 1,000,000 1,042,212
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2018
A , 4% , 10/01/43 ................................................... 9,220,000 9,224,219
San Francisco City & County Redevelopment Agency Successor Agency ,
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/30 ...................................... 1,080,000 1,080,857
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/34 ...................................... 1,110,000 1,110,539
San Jacinto Unified School District , Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5.25% , 9/01/48 ................. 350,000 368,236
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,234,505
San Joaquin Hills Transportation Corridor Agency , Revenue , 1997 A , Refunding , NATL
Insured , Zero Cpn., 1/15/26 .......................................... 19,000,000 18,310,135
San Juan Unified School District , GO , 2020 , 4% , 8/01/34 ......................
2,765,000 2,833,654
San Mateo County Community College District , GO , 2005 A , NATL Insured , Zero Cpn.,
9/01/30 ......................................................... 5,000,000 4,170,903
San Mateo County Transit District ,
Sales Tax , Revenue , 2015 A , Refunding , 5% , 6/01/28 ....................... 3,000,000 3,023,845
Sales Tax , Revenue , 2015 A , Refunding , 5% , 6/01/29 ....................... 4,300,000 4,332,270
San Rafael City Elementary School District , GO , 2022 B , 4% , 8/01/54 ............
10,000,000 9,980,479

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Ysidro School District ,
COP , 2015 , Refunding , BAM Insured , 5% , 9/01/29 ......................... $ 1,100,000 $ 1,116,651
COP , 2015 , Refunding , BAM Insured , 5% , 9/01/31 ......................... 1,000,000 1,014,108
COP , 2015 , Refunding , BAM Insured , 5% , 9/01/33 ......................... 1,050,000 1,063,692
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/29 ................................. 4,475,000 4,532,367
Sierra View Local Health Care District ,
Revenue , 2020 , Refunding , 4% , 7/01/26 ................................. 100,000 100,409
Revenue , 2020 , Refunding , 5% , 7/01/28 ................................. 660,000 690,802
Revenue , 2020 , Refunding , 5% , 7/01/30 ................................. 520,000 556,041
Sonoma Community Development Agency Successor Agency ,
Tax Allocation , 2015 , Refunding , NATL Insured , 5% , 6/01/29 .................. 1,000,000 1,030,752
Tax Allocation , 2015 , Refunding , NATL Insured , 5% , 6/01/33 .................. 1,200,000 1,232,271
State of California ,
GO , Refunding , 5% , 4/01/29 ......................................... 3,190,000 3,459,496
GO , Refunding , 5% , 9/01/29 ......................................... 1,000,000 1,031,716
GO , Refunding , 5% , 11/01/29 ......................................... 5,000,000 5,474,367
GO , 5% , 4/01/30 .................................................. 3,725,000 4,046,742
GO , Refunding , 5% , 11/01/30 ......................................... 15,540,000 17,276,182
GO , 5.75% , 10/01/31 ............................................... 15,000,000 15,744,637
GO , Refunding , 5% , 10/01/32 ......................................... 5,780,000 6,303,825
GO , 2017 , 5% , 11/01/28 ............................................. 7,230,000 7,628,426
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/38 .... 1,300,000 1,290,120
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 A , 1 ,
Refunding , 5% , 6/01/36 ............................................ 1,600,000 1,695,924
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 A , 1 ,
Refunding , 5% , 6/01/38 ............................................ 1,500,000 1,580,482
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.25% , 9/01/38 ................................... 600,000 641,317
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.625% , 9/01/43 ................................... 1,350,000 1,450,040
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/30 ........................... 500,000 525,075
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/32 ........................... 500,000 519,354
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/33 ........................... 1,735,000 1,800,504
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/34 ........................... 1,050,000 1,087,655
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1 , Special Tax , 2015 A , Refunding ,
5% , 9/01/30 .................................................... 1,000,000 1,010,364
City of Tustin Community Facilities District No. 06-1 , Special Tax , 2015 A , Refunding ,
5% , 9/01/32 .................................................... 1,565,000 1,580,650
University of California ,
Revenue , 2016 K , 5% , 5/15/37 ........................................ 1,000,000 1,022,421
Revenue , 2024 BS , Refunding , 5% , 5/15/44 .............................. 2,000,000 2,241,905
Val Verde Unified School District ,
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 555,000 578,883
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 625,000 645,612

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Val Verde Unified School District, (continued)
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/54 .................................................... $ 1,000,000 $ 1,026,751
Washington Township Health Care District ,
Revenue , 2020 A , Refunding , 5% , 7/01/25 ............................... 215,000 216,071
Revenue , 2020 A , Refunding , 5% , 7/01/27 ............................... 400,000 414,042
Revenue , 2020 A , Refunding , 5% , 7/01/28 ............................... 400,000 419,339
Revenue , 2020 A , Refunding , 5% , 7/01/29 ............................... 350,000 370,389
Revenue , 2020 A , Refunding , 5% , 7/01/30 ............................... 325,000 347,526
Revenue , 2020 A , Refunding , 5% , 7/01/31 ............................... 350,000 372,957
Revenue , 2020 A , Refunding , 3% , 7/01/32 ............................... 800,000 743,235
Revenue , 2020 A , Refunding , 4% , 7/01/33 ............................... 275,000 275,587
Revenue , 2020 A , Refunding , 3% , 7/01/34 ............................... 870,000 788,043
Revenue , 2020 A , Refunding , 4% , 7/01/35 ............................... 300,000 295,633
Revenue , 2020 A , Refunding , 3% , 7/01/36 ............................... 1,400,000 1,221,883
Revenue , 2020 A , Refunding , 3% , 7/01/37 ............................... 725,000 623,396
Revenue , 2020 A , Refunding , 3% , 7/01/38 ............................... 750,000 635,007
Revenue , 2023 A , 5% , 7/01/40 ........................................ 400,000 411,997
Revenue , 2023 A , 5% , 7/01/41 ........................................ 375,000 384,699
Revenue , 2023 A , 5% , 7/01/42 ........................................ 325,000 332,231
Revenue , 2023 A , 5% , 7/01/43 ........................................ 275,000 280,084
West Basin Municipal Water District ,
Revenue , 2016 A , Refunding , 5% , 8/01/32 ............................... 1,975,000 2,015,312
Revenue , 2016 A , Refunding , 5% , 8/01/33 ............................... 2,630,000 2,682,327
Revenue , 2021 A , Refunding , 5% , 8/01/34 ............................... 1,635,000 1,846,729
1,293,261,573
Florida 0.7%
a
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 11,900,000 9,591,011
U.S. Territories 0.1%
Puerto Rico 0.1%
c
Puerto Rico Electric Power Authority , Revenue , WW , 5.375% , 7/01/23 ............ 4,000,000 1,820,000
Total Municipal Bonds (Cost $ 1,321,806,847 ) ...................................
1,314,199,770
Shares
Escrows and Litigation Trusts 0.0%
†
d ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 254,001 203,201
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
203,201
Total Long Term Investments (Cost $ 1,321,806,847 ) .............................
1,314,402,971
a
a a a a
Short Term Investments 1.3%
Principal
Amount
Municipal Bonds 1.3%
California 1.3%
f
Anaheim Housing & Public Improvements Authority , City of Anaheim Water System ,
Revenue, Second Lien , 2024 A , LOC Bank of America NA , Daily VRDN and Put ,
3.8% , 10/01/54 ................................................... 2,600,000 2,600,000
f
California Statewide Communities Development Authority , Rady Children's Hospital
Obligated Group , Revenue , 2008 A , Refunding , LOC US Bank NA , Daily VRDN and
Put , 3.65% , 8/15/47 ................................................ 400,000 400,000

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
California (continued)
f
Los Angeles Department of Water & Power ,
Power System , Revenue , 2002 A-6 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.7% , 7/01/35 ....................................... $ 10,055,000 $ 10,055,000
Power System , Revenue , 2023 F-2 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.65% , 7/01/47 ................................. 4,000,000 4,000,000
f
Regents of the University of California , Medical Center Pooled , Revenue , 2007 B-2 ,
Refunding , Daily VRDN and Put , 3.7% , 5/15/32 ........................... 1,000,000 1,000,000
18,055,000
Total Municipal Bonds (Cost $ 18,055,000 ) ......................................
18,055,000
Total Short Term Investments (Cost $ 18,055,000 ) ................................
18,055,000
a
Total Investments (Cost $ 1,339,861,847 ) 98.9% ..................................
$1,332,457,971
Other Assets, less Liabilities 1.1% .............................................
13,625,223
Net Assets 100.0% ...........................................................
$1,346,083,194
See A bbreviations on page 32
.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $121,445,150, representing 9.0% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
d
Non-income producing.
e
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,339,861,847
Value - Unaffiliated issuers .................................................................. $1,332,457,971
Cash .................................................................................... 831,669
Receivables:
Capital shares sold ........................................................................ 3,978,232
Interest ................................................................................. 16,746,365
Unrealized appreciation on unfunded commitments (Note 1 b ) .......................................... 134,219
Total assets .......................................................................... 1,354,148,456
Liabilities:
Payables:
Capital shares redeemed ................................................................... 6,637,371
Management fees ......................................................................... 466,893
Distribution fees .......................................................................... 123,817
Transfer agent fees ........................................................................ 202,801
Trustees' fees and expenses ................................................................. 2,552
Distributions to shareholders ................................................................. 504,603
Accrued expenses and other liabilities ........................................................... 127,225
Total liabilities ......................................................................... 8,065,262
Net assets, at value ................................................................. $1,346,083,194
Net assets consist of:
Paid-in capital ............................................................................. $1,461,400,188
Total distributable earnings (losses) ............................................................. (115,316,994)
Net assets, at value ................................................................. $1,346,083,194

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $395,044,889
Shares outstanding ........................................................................ 36,032,410
Net asset value per share
a ,b
.................................................................. $10.96
Maximum offering price per share (net asset value per share ÷ 97 .75% )
b
................................ $11.21
Class A1:
Net assets, at value ....................................................................... $312,032,180
Shares outstanding ........................................................................ 28,478,799
Net asset value per share
a ,b
.................................................................. $10.96
Maximum offering price per share (net asset value per share ÷ 97 .75% )
b
................................ $11.21
Class C:
Net assets, at value ....................................................................... $23,960,677
Shares outstanding ........................................................................ 2,177,796
Net asset value and maximum offering price per share
a ,b
............................................ $11.00
Class R6:
Net assets, at value ....................................................................... $69,123,220
Shares outstanding ........................................................................ 6,292,705
Net asset value and maximum offering price per share
b
............................................. $10.98
Advisor Class:
Net assets, at value ....................................................................... $545,922,228
Shares outstanding ........................................................................ 49,690,395
Net asset value and maximum offering price per share
b
............................................. $10.99
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin California Tax-Free Trust
Financial Statements
Statement of Operations
for the six months ended December 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $25,235,175
Expenses:
Management fees (Note 3 a ) ................................................................... 3,189,560
Distribution fees: (Note 3c )
    Class A ................................................................................ 487,311
    Class A1 ............................................................................... 169,733
    Class C ................................................................................ 84,186
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 124,744
    Class A1 ............................................................................... 108,747
    Class C ................................................................................ 8,301
    Class R6 ............................................................................... 5,840
    Advisor Class ............................................................................ 177,541
Custodian fees (Not e 4) ...................................................................... 4,916
Reports to shareholders fees .................................................................. 15,797
Registration and filing fees .................................................................... 11,177
Professional fees ........................................................................... 51,707
Trustees' fees and expenses .................................................................. 8,428
Other .................................................................................... 68,030
Total expenses ......................................................................... 4,516,018
Expense reductions (Note 4) ............................................................... (5,316)
Expenses waived/paid by affiliates (Note 3 f ) .................................................... (414,985)
Net expenses ......................................................................... 4,095,717
Net investment income ................................................................ 21,139,458
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (3,294,985)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 2,175,313
Net realized and unrealized gain (loss) ............................................................ (1,119,672)
Net increase (decrease) in net assets resulting from operations .......................................... $20,019,786

Franklin California Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin California Intermediate-Term Tax-
Free Income Fund
Six Months Ended
December 31, 2024
(unaudited)
Year Ended
June 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $21,139,458 $41,546,566
Net realized gain (loss) ................................................. (3,294,985) (6,636,665)
Net change in unrealized appreciation (depreciation) ........................... 2,175,313 9,938,573
Net increase (decrease) in net assets resulting from operations ................ 20,019,786 44,848,474
Distributions to shareholders:
Class A ............................................................. (5,721,851) (10,686,055)
Class A1 ............................................................ (5,231,990) (11,575,010)
Class C ............................................................. (326,210) (839,119)
Class R6 ............................................................ (1,011,500) (1,687,251)
Advisor Class ........................................................ (8,810,882) (16,663,724)
Total distributions to shareholders .......................................... (21,102,433) (41,451,159)
Capital share transactions: (Note 2 )
Class A ............................................................. 20,679,745 9,923,227
Class A1 ............................................................ (36,847,964) (70,037,439)
Class C ............................................................. (3,580,263) (12,654,101)
Class R6 ............................................................ 10,863,468 8,093,579
Advisor Class ........................................................ 4,491,602 23,412,088
Total capital share transactions ............................................ (4,393,412) (41,262,646)
Net increase (decrease) in net assets ................................... (5,476,059) (37,865,331)
Net assets:
Beginning of period ..................................................... 1,351,559,253 1,389,424,584
End of period .......................................................... $1,346,083,194 $1,351,559,253

Franklin California Tax-Free Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin California Intermediate-Term Tax-Free
Income Fund (Fund). The Fund follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers five classes of shares: Class A, Class A1,
Class C, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date. These types of securities may be considered unfunded
and the Fund may be obligated to perform on such
agreements at a future date. Unfunded commitments are
marked to market daily and any unrealized appreciation
or depreciation is included in the Statement of Assets and
Liabilities and the Statement of Operations. At December 31,
2024, unfunded commitments were as follows:

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Dividends from net investment income are normally declared
daily; these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
Borrower
Unfunded
Commitment
Franklin California Intermediate-Term Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $562,159
B-2, 7.125%, 7/01/59 2,730,152
$3,292,311
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

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Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:
Six Months Ended
December 31, 2024
Year Ended
June 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 5,823,430 $64,354,893 10,594,782 $115,542,347
Shares issued in reinvestment of distributions .......... 469,802 5,191,777 880,310 9,593,040
Shares redeemed ............................... (4,422,759) (48,866,925) (10,590,765) (115,212,160)
Net increase (decrease) .......................... 1,870,473 $20,679,745 884,327 $9,923,227
Class A1 Shares:
Shares sold ................................... 484,190 $5,341,914 952,440 $10,396,078
Shares issued in reinvestment of distributions .......... 419,823 4,636,504 929,913 10,121,059
Shares redeemed ............................... (4,239,321) (46,826,382) (8,323,297) (90,554,576)
Net increase (decrease) .......................... (3,335,308) $(36,847,964) (6,440,944) $(70,037,439)
Class C Shares:
Shares sold ................................... 224,535 $2,489,580 611,881 $6,638,303
Shares issued in reinvestment of distributions .......... 28,094 311,624 71,863 785,441
Shares redeemed
a
.............................. (575,699) (6,381,467) (1,839,046) (20,077,845)
Net increase (decrease) .......................... (323,070) $(3,580,263) (1,155,302) $(12,654,101)
Class R6 Shares:
Shares sold ................................... 1,762,978 $19,508,646 2,143,640 $23,418,130
Shares issued in reinvestment of distributions .......... 50,826 562,578 83,640 913,256
Shares redeemed ............................... (829,615) (9,207,756) (1,490,582) (16,237,807)
Net increase (decrease) .......................... 984,189 $10,863,468 736,698 $8,093,579
Advisor Class Shares:
Shares sold ................................... 7,520,695 $83,255,842 21,314,092 $232,123,970
Shares issued in reinvestment of distributions .......... 620,452 6,870,242 1,200,929 13,115,618
Shares redeemed ............................... (7,747,612) (85,634,482) (20,324,504) (221,827,500)
Net increase (decrease) .......................... 393,535 $4,491,602 2,190,517 $23,412,088
1. Organization and Significant Accounting Policies
(continued)
f. Accounting Estimates
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

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Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended December 31, 2024, the annualized gross effective investment management fee rate was 0.465% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Franklin Distributors, LLC (Distributors) Principal underwriter
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

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Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended December 31, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$109,903 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.49% based on the average net assets of each class until October 31, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until October 31, 2025.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended December 31, 2024, these purchase and sale transactions aggregated $60,955,000 and $66,295,000, respectively.
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $7,447
CDSC retained .............................................................................. $15,278
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

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Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended December 31, 2024, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At June 30, 2024, the capital loss carryforwards were as follows:
At December 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2024, aggregated
$102,011,929 and $103,384,922, respectively.
7. Defaulted Securities
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At December
31, 2024, the value of this security was $1,820,000, representing 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $51,243,586
Long term ................................................................................ 54,583,012
Total capital loss carryforwards ............................................................... $105,826,598
Cost of investments .......................................................................... $1,339,914,801
Unrealized appreciation ........................................................................ $17,883,641
Unrealized depreciation ........................................................................ (25,340,471)
Net unrealized appreciation (depreciation) .......................................................... $(7,456,830)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

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Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended December 31, 2024, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
Level 1 Level 2 Level 3 Total
Franklin California Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 1,314,199,770 $ — $ 1,314,199,770
Escrows and Litigation Trusts ............... — — 203,201 203,201
Short Term Investments ................... — 18,055,000 — 18,055,000
Total Investments in Securities ........... $— $1,332,254,770 $203,201 $1,332,457,971
Other Financial Instruments:
Unfunded Commitments .................. $— $— $134,219 $134,219
Total Other Financial Instruments ......... $— $— $134,219 $134,219
9. Credit Facility
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

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Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
11. Operating Segments
(continued)

Franklin California Tax-Free Trust

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Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

CAT-SFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin California Tax-Free Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	February 28, 2025